Segmented financial information	12 Months Ended
Dec. 31, 2022
Segmented financial information
Segmented financial information

15.Segmented financial information

The Company has determined it has two reportable business segments, namely technology and related revenue and technology services. The technology and related revenue segment develops, distributes licenses computer-based digital solutions based on the Company’s proprietary technology; and the technology service segment, provides recording and transcription services.

The Company’s reportable segments are strategic business segments that offer different products and/or services. These business segments work on different business models and operate autonomously. The Company does not segregate sales and associated costs by individual technology products. Accordingly, segmented information on revenue and associated costs is only provided for the transcription services and computer-based digital solutions currently offered by the Company.

The Chief Executive Officer, President and Chief Operating Officer, and Chief Financial Officer are the operating decision makers and regularly reviews our operations and performance by segment. They review segment income (loss) as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources.

Financial information by reportable business segment is as follows:

	Year ended December 31, 2022
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$4,031,450	$41,812,479	$—	$45,843,929
Gross profit	2,818,137	19,107,566	—	21,925,703
Selling and administrative expenses	2,156,808	19,796,235	2,573,260	24,526,303
Stock-based compensation	244,409	2,534,903	—	2,779,312
Research and development expenses	64,557	669,558	—	734,115
Depreciation and amortization	312,219	5,729,361	46,623	6,088,203
Foreign exchange gain	—	—	(452,068)	(452,068)
Interest, accretion and other financing costs	—	—	2,283,812	2,283,812
Loss on contingent consideration	—	80,071	—	80,071
Gain on revaluation of options	—	—	(1,511,399)	(1,511,399)
Gain on revaluation of RSUs	—	—	(550,260)	(550,260)
Gain on revaluation of the derivative warrant liability	—	—	(4,255,017)	(4,255,017)
Loss on extinguishment of debt	—	—	747,865	747,865
Restructuring costs	—	—	323,075	323,075
Business acquisition costs	—	—	433,372	433,372
Impairment of property and equipment	—	15,246	—	15,246
Other income	—	–	(1,291)	(1,291)
Current income tax recovery	—	(105,256)	—	(105,256)
Deferred income tax recovery	(33,063)	(471,302)	—	(504,365)
Segment income (loss)	73,207	(9,141,250)	362,028	(8,706,015)

	Year ended December 31, 2021
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$4,370,074	$26,676,738	$—	$31,046,812
Gross profit	3,249,849	11,673,110	—	14,922,959
Selling and administrative expenses	7,467,520	6,799,249	4,852,944	19,119,713
Stock-based compensation	1,195,762	7,299,427	—	8,495,189
Research and development expenses	1,092,108	—	—	1,092,108
Depreciation and amortization	1,902,822	2,738,779	—	4,641,601
Foreign exchange loss (gain)	110,098	(87,968)	—	22,130
Interest, accretion and other financing expense	24,543	10,169	2,263,494	2,298,206
Gain on contingent consideration	—	(332,569)	—	(332,569)
Gain on revaluation of options	(144,707)	(883,348)	—	(1,028,055)
Gain on revaluation of RSUs	(34,147)	(208,448)	—	(242,595)
Gain on revaluation of the derivative warrant liability	(192,582)	(1,175,598)	—	(1,368,180)
Restructuring costs	312,794	119,908	—	432,702
Business acquisition costs	—	—	539,734	539,734
Other income	(21,372)	9,369	—	(12,003)
Current income tax recovery	—	(875)	—	(875)
Deferred income tax expense	—	944,602	—	944,602
Segment loss	(8,462,990)	(3,559,587)	(7,656,172)	(19,678,749)

	Year ended December 31, 2020
	Technology
	and related	Technology
	revenue	services	Corporate	Total
Consolidated income (loss)
Revenue	$3,201,837	$28,547,856	$—	$31,749,693
Gross profit	2,169,414	13,980,842	—	16,150,256
Selling and administrative expenses	6,012,270	4,606,557	416,075	11,034,902
Stock-based compensation	—	—	725,316	725,316
Research and development expenses	1,074,178	—	—	1,074,178
Depreciation and amortization	2,429,329	2,829,914	—	5,259,243
Foreign exchange gain	(65,303)	(67,003)		(132,306)
Interest, accretion and other financing expense	26,746	—	6,124,720	6,151,466
Other income	(25)	(10,348)	—	(10,373)
Loss on revaluation of conversion feature liability	—	—	1,308,440	1,308,440
Gain on contingent consideration	—	(946,503)	—	(946,503)
Impairment of intangibles	—	2,258,369	—	2,258,369
Loss on repayment of long-term debt	—	—	1,497,804	1,497,804
Business acquisition costs	—	—	19,058	19,058
Current income tax expense	—	106,986	—	106,986
Deferred income tax expense (recovery)	61,879	(1,112,897)	—	(1,051,018)
Segment income (loss)	(7,369,660)	6,315,767	(10,091,413)	(11,145,306)

The comparative figures income statement below gross profit have been adjusted for the year ended December 31, 2021 to reflect the current year’s presentation. The segment loss originally reported for the year ended December 31, 2021 for technology and related revenue was $8,462,990. For technology services, segment loss originally reported for the year ended December 31, 2021 was $3,559,587.

The adjustments were not considered material and did not affect the Company’s consolidated revenue or consolidated net loss.

Property and equipment are located in the following countries:

	Year ended December 31,
	2022	2021
Australia	$1,316,010	$325,228
United States	67,307	113,242
Canada	35,331	14,084
United Kingdom	13,485	8,420
	$1,432,133	$460,974